Other non-current assets	12 Months Ended
Dec. 31, 2022
Miscellaneous non-current assets [abstract]
Other non-current assets
15	Other non-current assets
See accounting policies in notes 36(J)(i)-(ii) and (L)(i).

	2022 $	2021 $
Deposits and prepayments	1,292,462	693,548

The balances are classified as
non-
curr
ent
assets as they are either expected to be (i) recovered or recognized as expense after one year, or (ii) capitalized as property, plant and equipment after the end of the reporting period
.